STOCK-BASED COMPENSATION (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number Outstanding December 31, 2012 (in shares)	236,059	264,156
Weighted Average Remaining Contractual Life (in years)	1 year	1 year 8 months 12 days
Weighted Average Exercise Price (in dollars per share)	$ 18.49	$ 17.9
Option Exercisable One [Member]
Number Outstanding December 31, 2012 (in shares)	51,858
Weighted Average Remaining Contractual Life (in years)	1 year
Weighted Average Exercise Price (in dollars per share)	$ 12.96
Option Exercisable Two [Member]
Number Outstanding December 31, 2012 (in shares)	82,652
Weighted Average Remaining Contractual Life (in years)	2 years
Weighted Average Exercise Price (in dollars per share)	$ 15.89
Option Exercisable Three [Member]
Number Outstanding December 31, 2012 (in shares)	80,138
Weighted Average Remaining Contractual Life (in years)	3 years
Weighted Average Exercise Price (in dollars per share)	$ 22.29
Option Exercisable Five [Member]
Number Outstanding December 31, 2012 (in shares)	21,411
Weighted Average Remaining Contractual Life (in years)	5 years
Weighted Average Exercise Price (in dollars per share)	$ 27.7